Convertible Debentures and Derivative Liability (Details) - Schedule of dividend yield as well as the risk-free rate, market price; and exercise price	6 Months Ended
Dec. 31, 2021 CAD ($) $ / shares shares
November 23, 2021 [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of dividend yield as well as the risk-free rate, market price; and exercise price [Line Items]
Number of warrants (in Shares) | shares	184,000
Market price of unit USD	$ 7.5
Volatility	70.00%
Risk-free interest rate	1.58%
Expected life (yrs.)	5 years
Foreign exchange rate (in Dollars) | $	$ 1.2707
Exercise price	$ 11.91
Fair value of a unit	$ 5.09
Fair value (in Dollars) | $	$ 937,478
December 31, 2021 [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of dividend yield as well as the risk-free rate, market price; and exercise price [Line Items]
Number of warrants (in Shares) | shares	184,000
Market price of unit USD	$ 5.76
Volatility	70.00%
Risk-free interest rate	1.25%
Expected life (yrs.)	4 years 10 months 24 days
Foreign exchange rate (in Dollars) | $	$ 1.2678
Exercise price	$ 11.89
Fair value of a unit	$ 3.41
Fair value (in Dollars) | $	$ 626,665
Revaluation [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of dividend yield as well as the risk-free rate, market price; and exercise price [Line Items]
Fair value (in Dollars) | $	$ (310,813)